Net Income/(Loss) Per Share - Schedule of Basic and Diluted Net Income/(Loss) Per Ordinary Share (Details) - Non-Vested Ordinary Shares [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic:
Net income (loss) from continuing operations		¥ (2,277,266)	¥ 304,302	¥ 288,244
Less: Net income (loss) attributable to the non-controlling interests		1,350	(148,720)	4,773
Net gain (loss) attributable to owners of the Company from continuing operations		(2,278,616)	453,022	283,471
Net gain from discontinued operations		3,230	5,172	855
Less: Net income attributable to the non-controlling interests			3,234	3,849
Net income attributable to the Company’s shareholders from discontinued operations		¥ 3,230	¥ 1,938	¥ (2,994)
Weighted average number of ordinary shares outstanding (in Shares)	[1]	10,132,864	2,666,735	2,685,930
Basic net income (loss) per ordinary share from continuing operations (in Yuan Renminbi per share)		¥ (224.87)	¥ 169.88	¥ 105.54
Basic net income (loss) per ordinary share from discontinued operations (in Yuan Renminbi per share)		¥ 0.32	¥ 0.73	¥ (1.11)
Diluted:
Net income (loss) from continuing operations		¥ (2,277,266)	¥ 304,302	¥ 288,244
Less: Net income (loss) attributable to the noncontrolling interests		1,350	(148,720)	4,773
Net income (loss) attributable to owners of the Company from continuing operations		(2,278,616)	453,022	283,471
Net gain (loss) from discontinued operations		3,230	5,172	855
Less: Net income attributable to the noncontrolling interests			3,234	3,849
Net income(loss) attributable to the Company’s shareholders from discontinued operations		¥ 3,230	¥ 1,938	¥ (2,994)
Weighted average number of ordinary shares outstanding (in Shares)	[1]	10,132,864	2,666,735	2,685,930
Weighted average number of dilutive potential ordinary shares from share options and restricted share units (in Shares)			9,636	5,920
Total (in Shares)		10,132,864	2,676,371	2,691,850
Diluted net income (loss) per ordinary share from continuing operations (in Yuan Renminbi per share)		¥ (224.87)	¥ 169.27	¥ 105.31
Diluted net income (loss) per ordinary share from discontinued operations (in Yuan Renminbi per share)		¥ 0.32	¥ 0.72	¥ (1.11)

[1]	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.